Inventories - Schedule of Inventories Valued under FIFO Method (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw material	$ 904	$ 861	$ 634
Work in progress	92	198
Finished goods	644	460	1,830
Inventories, net	$ 1,640	$ 1,519	$ 2,464